Acquisition - Summary of Purchase Price Consideration Based on Estimated Acquisition Fair Value (Parenthetical) (Detail) - Vital Score [Member] - $ / shares		12 Months Ended
	Dec. 04, 2018	Jan. 31, 2019
Business Acquisition, Contingent Consideration [Line Items]
Common stock issued, shares	40,327	20,164
Common stock issued, per shares	$ 8.03	$ 8.03